Property and Equipment	12 Months Ended
Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 10: PROPERTY AND EQUIPMENT

The following table presents activity of the Company’s property and equipment during the years ended December 31, 2024, and 2023:

	Computers and Software	Office Equipment & Furniture	Leasehold Improvements	Communication & Equipment	Total

Property and equipment, at cost:
Balance at January 1, 2023	$167	$100	$105	$153	$525
Additions	41	5	-	2	48
Adjustments arising from translating financial statements from functional currency to presentation currency	-	-	-	(1)	(1)
Balance at December 31, 2023	208	105	105	154	572
Additions	19	-	-	1	20
Adjustments arising from translating financial statements from functional currency to presentation currency	2	-	-	-	2
Deconsolidated subsidiary	(71)	(18)	-	(146)	(235)
Balance at December 31, 2024	158	87	105	9	359

Accumulated depreciation:
Balance at January 1, 2023	84	19	10	17	130
Depreciation expense	60	7	11	23	101
Balance at December 31, 2023	144	26	21	40	231
Depreciation expense	42	7	11	23	83
Deconsolidated subsidiary	(64)	(16)	(2)	(58)	(140)
Adjustments arising from translating financial statements from functional currency to presentation currency	-	-	-
Balance at December 31, 2024	122	17	30	5	174

Net assets at December 31, 2024	$36	$70	$75	$4	$185
Net assets at December 31, 2023	$64	$79	$84	$114	$341